UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

 803 W. Michigan Street
Milwaukee, WI 53233
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
803 West Michigan Street
Milwaukee, WI 53233
(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: October 31

Date of reporting period:  January 31, 2011

Item 1. Schedule of Investments.

361 ABSOLUTE ALPHA FUND
SCHEDULE OF INVESTMENTS - As of January 31, 2011
(Unaudited)

Number of Shares		Value
	COMMON STOCKS: 31.5%
	Consumer Discretionary: 3.6%
1,700	AnnTaylor Stores Corp.*	$37,604
1,166	Bed Bath & Beyond, Inc.*	55,968
700	Buckle, Inc.	25,025
3,600	Callaway Golf Co.	26,460
3,013	CBS Corp.	59,748
1,900	Foot Locker, Inc.	33,934
3,791	Ford Motor Co.*	60,466
900	Jack in the Box, Inc.*	19,746
2,151	Macy's, Inc.	49,796
600	Mohawk Industries, Inc.*	33,330
1,000	Steiner Leisure Ltd.*	44,320
700	Tractor Supply Co.	35,917
1,891	Wyndham Worldwide Corp.	53,194
		535,508
	Consumer Staples: 1.4%
400	Church & Dwight Co., Inc.	27,524
822	Costco Wholesale Corp.	59,052
500	Cott Corp.*	4,020
1,353	McCormick & Co., Inc.	59,803
1,419	Walgreen Co.	57,384
		207,783
	Energy: 2.3%
800	Bill Barrett Corp.*	32,784
800	Dresser-Rand Group, Inc.*	36,744
1,419	Halliburton Co.	63,855
753	Hess Corp.	63,342
1,111	National Oilwell Varco, Inc.	82,103
600	SM Energy Co.	37,296
600	Tidewater, Inc.	35,694
		351,818
	Financials: 9.4%
500	Affiliated Managers Group, Inc.*	50,915
6,000	Alliance BanCorp Inc. of Pennsylvania	64,500
2,500	Altisource Portfolio Solutions SA*	72,450
949	Ameriprise Financial, Inc.	58,506
700	Arthur J. Gallagher & Co.	20,776
1,300	Assured Guaranty Ltd.	18,798
314	BlackRock, Inc.	62,178
500	Cullen/Frost Bankers, Inc.	28,890
700	Delphi Financial Group, Inc.	20,146
13,000	First Busey Corp.	63,960
2,037	Hartford Financial Services Group, Inc.	56,588
20,900	Heritage Commerce Corp.*	95,722
5,500	Heritage Financial Group, Inc.	63,800
4,400	Heritage Oaks BanCorp.*	15,620
8,228	Huntington Bancshares, Inc.	59,571
400	Jones Lang LaSalle, Inc.	35,456

361 ABSOLUTE ALPHA FUND
SCHEDULE OF INVESTMENTS - As of January 31, 2011
(Unaudited)

Number of Shares		Value
	Financials: 9.4% (continued)
1,100	MB Financial, Inc.	$21,626
8,000	NewStar Financial, Inc.*	77,520
4,753	North Valley BanCorp.*	43,632
8,000	Ocwen Financial Corp.*	80,800
3,000	Pinnacle Financial Partners, Inc.*	41,280
900	Preferred Bank*	1,656
400	RLI Corp.	21,548
1,200	Selective Insurance Group, Inc.	21,336
890	T. Rowe Price Group, Inc.	58,669
20,000	Tennessee Commerce BanCorp, Inc.*	100,200
1,500	Texas Capital Bancshares, Inc.*	36,585
800	United Bankshares, Inc.	22,560
1,500	Wells Fargo & Co.	48,630
2,329	White River Capital, Inc.	40,897
		1,404,815
	Health Care: 2.4%
1,448	Cardinal Health, Inc.	60,106
2,049	Coventry Health Care, Inc.*	61,409
1,727	Forest Laboratories, Inc.*	55,713
1,200	Genomic Health, Inc.*	26,724
200	Mettler-Toledo International, Inc.*	29,838
1,600	PSS World Medical, Inc.*	38,128
2,000	VCA Antech, Inc.*	45,840
1,100	West Pharmaceutical Services, Inc.	43,989
		361,747
	Industrials: 3.8%
1,700	Barnes Group, Inc.	33,694
800	Carlisle Cos., Inc.	30,168
800	CLARCOR, Inc.	34,544
933	CSX Corp.	65,870
600	Curtiss-Wright Corp.	20,820
832	Deere & Co.	75,629
598	Eaton Corp.	64,560
600	Hubbell, Inc.	36,744
1,000	IDEX Corp.	39,660
2,100	Insteel Industries, Inc.	23,982
1,600	John Bean Technologies Corp.	28,880
686	Joy Global, Inc.	59,805
800	Tennant Co.	32,272
1,000	Werner Enterprises, Inc.	24,650
		571,278
	Information Technology: 5.1%
1,147	Accenture PLC	59,036
1,650	Analog Devices, Inc.	64,069
600	Anixter International, Inc.	37,962
180	Apple, Inc.*	61,078
1,619	Autodesk, Inc.*	65,861
700	CACI International, Inc.*	38,843

361 ABSOLUTE ALPHA FUND
SCHEDULE OF INVESTMENTS - As of January 31, 2011
(Unaudited)

Number of Shares		Value
	Information Technology: 5.1% (continued)
2,400	Daktronics, Inc.	$36,648
2,386	EMC Corp.*	59,388
3,600	Entegris, Inc.*	27,540
700	Littelfuse, Inc.	35,896
1,500	Microsemi Corp.*	33,735
700	MTS Systems Corp.	26,190
800	National Instruments Corp.	33,848
1,600	Parametric Technology Corp.*	35,568
1,100	Park Electrochemical Corp.	33,506
1,100	Rosetta Stone, Inc.*	20,691
500	Syntel, Inc.	27,885
1,399	Teradata Corp.*	60,143
		757,887
	Materials: 1.8%
400	Albemarle Corp.	22,464
600	Arch Chemicals, Inc.	21,744
1,479	Celanese Corp.	61,364
688	Eastman Chemical Co.	63,888
1,000	Intrepid Potash, Inc.*	36,140
800	Sensient Technologies Corp.	27,128
1,900	Worthington Industries, Inc.	36,100
		268,828
	Real Estate Investment Trusts: 0.5%
400	Home Properties, Inc.	22,272
600	Mack-Cali Realty Corp.	21,012
2,900	MFA Financial, Inc.	23,693
		66,977
	Telecommunication Services: 0.4%
1,251	NII Holdings, Inc.*	52,517

	Utilities: 0.8%
800	IDACorp., Inc.	29,896
1,177	PG&E Corp.	54,471
1,500	Westar Energy, Inc.	38,250
		122,617

	Total Common Stocks	4,701,775
	(Cost: $4,692,778)

	EXCHANGE TRADED FUNDS: 20.7%
8,121	Guggenheim China All-Cap ETF	221,135
3,752	Guggenheim China Small Cap ETF	109,821
2,600	iShares iBoxx $ High Yield Corporate Bond Fund	238,628
825	iShares MSCI Australia Index Fund	20,518
10,599	iShares MSCI Hong Kong Index Fund	203,395
35,135	iShares MSCI Japan Index Fund	384,025
2,567	iShares MSCI Philippines Investable Market Index Fund	57,321
3,131	iShares MSCI Singapore Index Fund	43,020

361 ABSOLUTE ALPHA FUND
SCHEDULE OF INVESTMENTS - As of January 31, 2011
(Unaudited)

Number of Shares		Value
	EXCHANGE TRADED FUNDS: 20.7% (continued)
6,725	iShares MSCI South Korea Index Fund +	$412,915
8,912	iShares MSCI Taiwan Index Fund	138,760
2,539	iShares Russell 1000 Growth Index Fund	148,912
3,620	iShares Russell 1000 Value Index Fund	239,934
993	Market Vectors - Indonesia Index ETF	77,424
6,105	PIMCO Enhanced Short Maturity Strategy Fund +	615,445
1,481	Vanguard Emerging Markets ETF	68,852
1,544	Vanguard Small-Cap ETF	112,928

	Total Exchange Traded Funds	3,093,033
	(Cost: $3,124,885)

	OPEN-END FUNDS: 18.5%
112,208	AQR Diversified Arbitrage Fund +	1,260,099
163,221	Tweedy Browne Worldwide High Dividend Yield Value Fund +	1,506,529

	Total Open-End Funds	2,766,628
	(Cost: $2,750,000)

	PREFERRED STOCK: 0.3%
2,000	TAYC Capital Trust I, 9.750%, 10/21/2032*	50,000

	Total Preferred Stock	50,000
	(Cost: $50,054)

	WARRANTS: 0.5%
5,000	Comerica, Inc., Exercise Price: $16.00*	68,850
	Expiration Date: 11/14/18
	Total Warrants	68,850
	(Cost: $70,833)

Number of Contracts
	PURCHASED CALL OPTIONS: 0.2%
6	S&P 500 Index, Exercise Price: $12.80,	18,000
	Expiration Date: March, 2011
2	S&P 500 Index, Exercise Price: $12.75,	6,560
	Expiration Date: March, 2011
	Total Purchased Call Options	24,560
	(Cost: $24,549)

361 ABSOLUTE ALPHA FUND
SCHEDULE OF INVESTMENTS - As of January 31, 2011
(Unaudited)

Number of Contracts		Value
	PURCHASED PUT OPTIONS: 0.3%
6	S&P 500 Index, Exercise Price: $12.80,	$17,400
	Expiration Date: March, 2011
2	S&P 500 Index, Exercise Price: $12.75,	5,300
	Expiration Date: March, 2011
110	SPDR KBW Regional Banking, Exercise Price: $27,	15,840
	Expiration Date: March, 2011
4	SPDR KBW Regional Banking, Exercise Price: $26,	336
	Expiration Date: March, 2011
	Total Purchased Put Options	38,876
	(Cost: $38,856)

Principal Amount
	SHORT-TERM INVESTMENTS: 24.9%
$3,711,678	Fidelity Institutional Money Market Fund, 0.22%‡+	3,711,678

	Total Short-Term Investments	3,711,678
	(Cost: $3,711,678)

	Total Investments: 96.9%
	(Cost: $14,463,633)	14,455,400
	Other Assets in Excess of Liabilities: 3.1%	468,969
	NET ASSETS: 100.0%	$14,924,369

* Non-income producing security
 + All or a portion of this security is segregated as collateral for securities options written and futures contracts.  Aggregate value of segregated securities were $7,506,666 or 50.3% of net assets.
 ‡ The rate is the annualized seven-day yield at period end.

ETF - Exchange Traded Fund

See accompanying Notes to Schedule of Investments.

361 Absolute Alpha Fund
NOTES TO SCHEDULE OF INVESTMENTS – January 31, 2011
(Unaudited)

Note 1 – Organization
361 Absolute Alpha Fund (the ‘‘Fund’’) was organized as a non-diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).  The Fund’s primary investment objective is to seek capital appreciation with low volatility and low correlation relative to the broad domestic and foreign equity markets. The Fund commenced investment operations on December 31, 2010, with two classes of shares, Class A and Class I.

Note 2 –Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”).  Futures contracts are valued at the settlement price established each day by the board of exchange on which they are traded.  The daily settlement prices for financial futures are provided by an independent source.  Options are valued at the last quoted sales price, if no sale was reported on that date, the last quoted bid price is used. Open-end mutual fund investments (including money market funds) are valued at net asset value. Debt securities are valued at the mean between the last available bid and asked prices for such securities, or if such prices are not available, at prices for securities of comparable maturity, quality and type.  All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees.  Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

(b) Options
The Fund may write or purchase options contracts primarily to enhance the Fund’s returns or reduce volatility. In addition, the Fund may utilize options in an attempt to generate gains from option premiums or to reduce overall portfolio risk.  When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased.  Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses.  The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss.  If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions. The Fund, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.  The Fund, as a purchaser of an option, bears the risk that the counterparties to the option may not have the ability to meet the terms of the option contracts.

The Fund had the following written option contracts open at January 31, 2011:

361 Absolute Alpha Fund
NOTES TO SCHEDULE OF INVESTMENTS– January 31, 2011
(Unaudited) – Continued

WRITTEN CALL OPTIONS:

Long/(Short) Contracts	Description	Expiration Date	Value
(4)	SPDR KBW Regional Banking, Exercise Price $26	March, 2011	$(404)
(110)	SPDR KBW Regional Banking, Exercise Price $27	March, 2011	(6,050)
Total Written Call Options			$(6,454)
(Premiums received: ($12,437)

(c) Stock Index Futures
The Fund may invest in stock index futures as a substitute for a comparable market position in the underlying securities.  A stock index future obligates the seller to deliver (and the purchaser to accept), effectively, an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made.  No physical delivery of the underlying stocks in the index is made.  Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position).  During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading.   Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred.   When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract.  Risks of entering into futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. The purchase of a futures contract involves the risk that the Fund could lose more than the original margin deposit required to initiate the futures transaction.  There is minimal counterparty credit risk involved in entering into futures contracts since they are exchange-traded instruments and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

The Fund had the following futures contracts open at January 31, 2011:

FUTURES CONTRACTS:
Long/(Short) Contracts	Description	Contract Value	Expiration Date	Unrealized Appreciation (Depreciation)
(11)	Russell 2000 Mini	$ 883,058	March, 2011	$24,838
(28)	MSCI EAFE E Mini	2,348,519	March, 2011	(21,961)
(48)	S&P 500 E Mini	3,034,441	March, 2011	(43,319)
(11)	S&P MID E Mini 400	1,023,058	March, 2011	7,648
Total Futures Contracts				$(32,794)

Note 3 – Investment Transactions
Transactions in option contracts written for the period Since Inception through January 31, 2011 were as follows:

361 Absolute Alpha Fund
NOTES TO SCHEDULE OF INVESTMENTS– January 31, 2011
(Unaudited) – Continued

	Number of Contracts	Premiums Received
Outstanding at December 31, 2010 (commencement of operations)	-	$-
Options written	114	12,437
Outstanding at January 31, 2011	114	$12,437

Note 4 – Federal Income Taxes
At January 31, 2011, the gross unrealized appreciation (depreciation) of investments and options, based on cost for federal income tax purposes were as follows:

Cost of investments	$14,463,633

Gross unrealized appreciation	$180,903
Gross unrealized depreciation	(215,947)
Net unrealized appreciation(depreciation)	$(35,044)

Proceeds from option contracts written	$(12,437)

Note 5 –Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.  To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

361 Absolute Alpha Fund
NOTES TO SCHEDULE OF INVESTMENTS– January 31, 2011
(Unaudited) – Continued

The inputs to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of January 31, 2011, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Assets Table
Investments, at Value
Common Stocks1	$4,701,775	-	-	$4,701,775
Exchange Traded Funds	3,093,033	-	-	3,093,033
Open-End Funds	2,766,628	-	-	2,766,628
Preferred Stock	50,000	-	-	50,000
Warrants	68,850	-	-	68,850
Purchased Option Contracts	63,436	-	-	63,436
Short-Term Investments	3,711,678	-	-	3,711,678
Total Assets	$14,455,400	$-	$-	$14,455,400

Liabilities Table
Other Financial Instruments
Futures Contracts	$(32,794)	-	-	$(32,794)
Written Option Contracts	(6,454)	-	-	(6,454)
Total Liabilities	$(39,248)	$-	$-	$(39,248)

1 All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust

By:	/s/ JOHN P. ZADER
Title:	John P. Zader, President
Date:	March 30, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ JOHN P. ZADER
(Signature and Title)	John P. Zader, President

Date:	March 30, 2011

By:	/s/ RITA DAM
(Signature and Title)	Rita Dam, Treasurer
Date:	March 30, 2011